FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2025	2024
Current
Restricted cash	$80	$61
Derivative assets	—	106
Total current	$80	$167
Non-current
Marketable securities (1)	$273	$—
Restricted cash	35	22
Derivative assets	42	78
Loans and notes receivable	83	75
Other financial assets	13	11
Total non-current	$446	$186
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(1)Marketable securities include $273 million of units in a new evergreen private equity fund managed by Brookfield Asset Management. Refer to Note 25(a)(i) for additional information.